CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (7,058,158)	$ (4,004,805)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	900,938	2,391,582
Provision for expected credit losses	349,960
Realized (gain) loss on sale/exchange of cryptocurrencies	(92,680)	20,395
Impairment loss of cryptocurrency mining equipment	4,530,587
Stock compensation expense	42,009
Amortization of convertible debenture issuance cost and discount	283,235	58,046
Interest expense of convertible debenture	130,210	111,144
Interest expense of third party loans	8,515	14,043
Changes in operating assets and liabilities
Cryptocurrencies - mining, net of mining pool operating fees	(2,967,053)	(1,963,550)
Other receivables	(956,456)	1,133,201
Prepayments	258,264	(502,008)
Security deposits	145,860	(199,800)
Accounts payable	(667,912)	75,836
Other payables and accrued liabilities	472,317	(299,968)
Net cash used in operating activities	(4,620,364)	(3,165,884)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of cryptocurrencies	4,668,828	288,250
Loan to a third party	(950,000)
Net cash provided by investing activities	3,718,828	288,250
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments from other receivables - related parties, net		354,903
Proceeds from issuance of ordinary shares through private offerings	2,903,662
Proceeds from third party loans		819,000
Repayments to third party loans	(819,000)
Payments of convertible debenture interest expense	(130,210)	(111,144)
Payments of third party loans interest expense	(8,515)	(14,043)
Proceeds from convertible debentures, net of issuance costs	6,127,334	1,844,000
Repayments of convertible debenture	(300,000)
Net cash provided by financing activities	7,773,271	2,892,716
CHANGES IN CASH AND CASH EQUIVALENTS	6,871,735	15,082
CASH AND CASH EQUIVALENTS, beginning of period	16,274	17,805
CASH AND CASH EQUIVALENTS, end of period	6,888,009	32,887
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	138,725	$ 125,187
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Conversion of convertible debenture into ordinary shares	$ 244,078